Summary Of Significant Accounting Policies (Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
VIEs established to develop real estate for rental, land	¥ 135,677	¥ 135,677
Current portion of long-term debt	62,257	1,825
Long-term debt	20,701	87,338
Land and buildings pledged to long-term debt	¥ 247,114	¥ 250,824